Provisions (Tables)	12 Months Ended
Mar. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions

	March 31, 2018 R’000		March 31, 2017 R’000

Other provisions
Beginning of the year	2,673		11,261
Income statement charge	224		281
Utilized	—		(8,600)
Foreign currency translation differences	(336)		(269)
End of the year	2,561		2,673
Non-current portion	—		—
Current portion	2,561	—	2,673

	March 31, 2018 R’000	March 31, 2017 R’000

Maintenance provision
Beginning of the year	3,511	4,413
Income statement charge	13,695	15,182
Utilized	(12,604)	(15,944)
Foreign currency translation differences	(173)	(140)
End of the year	4,429	3,511
Non-current portion	—	(409)
Current portion	4,429	3,102

	March 31, 2018 R’000	March 31, 2017 R’000

Restructuring provision
Beginning of the year	11,465	523
Income statement (reversal)/charge (note 23)	(741)	14,561
Utilized	(10,653)	(2,834)
Foreign currency translation differences	(47)	(785)
End of the year	24	11,465
Non-current portion	—	—
Current portion	24	11,465

	March 31, 2018 R’000	March 31, 2017 R’000

Decommissioning provision
Beginning of the year	1,424	1,812
Finance costs	213	—
Foreign currency translation differences	(21)	(388)
End of the year	1,616	1,424
Non-current portion	(1,616)	(1,424)
Current portion	—	—

	March 31, 2018 R’000	March 31, 2017 R’000

Product warranties
Beginning of the year	11,538	16,564
Income statement charge	5,772	1,797
Utilized	(3,452)	(5,476)
Foreign currency translation differences	(73)	(1,347)
End of the year	13,785	11,538
Non-current portion	(516)	—
Current portion	13,269	11,538

	March 31, 2018 R’000	March 31, 2017 R’000

Total provisions
Product warranties	13,785	11,538
Maintenance provision	4,429	3,511
Decommissioning provision	1,616	1,424
Restructuring provision	24	11,465
Other provisions	2,561	2,673
Total provision	22,415	30,611
Non-current portion	(2,132)	(1,833)
Current provision	20,283	28,778